CREDIT FACILITY (Details Narrative) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 CAD ($)
IfrsStatementLineItems [Line Items]
Credit facility	$ 6,841		$ 628	$ 20,000
Credit Facility interest Description	The credit facility bears interest at a rate of 0.75% - 1% plus Canadian prime rate for loans denominated in Canadian dollars and 0.75% - 1% plus US prime rate for loans denominated in US dollars.
Credit commitments	$ 30,000
Interest rate of prime plus	2.00%	2.00%
Credit facility net	$ 7,081		$ 0
Deferred financing fees net	240
Net debt	$ 6,841
A B L Facility [Member]
IfrsStatementLineItems [Line Items]
Credit facility		$ 10,000